  Defiance Daily Target 2X Long WYFI ETF

   Schedule of Investments

  June 30, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 20.8%
Money Market Funds - 5.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(a)	383,484	$383,484

U.S. Treasury Bills - 14.9%	Principal Amount	Value
U.S. Treasury Bill, 7/23/2026, 3.50%(b)(c)	$970,000	967,864

TOTAL SHORT-TERM INVESTMENTS (Cost $1,351,383)		1,351,348

TOTAL INVESTMENTS - 20.8% (Cost $1,351,383)		$1,351,348
Other Assets in Excess of Liabilities - 79.2%		5,132,550
TOTAL NET ASSETS - 100.0%		$6,483,898

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.
(b)	The rate shown is the annualized effective yield as of June 30, 2026.
(c)	All or a portion of this security has been pledged as collateral for total return swap contracts. As of June 30, 2026, the total value of securities pledged as collateral is $967,864.

  Defiance Daily Target 2X Long WYFI ETF

   Schedule of Total Return Swaps Contracts

  June 30, 2026 (Unaudited)

TOTAL RETURN SWAPS - 3.3%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Whitefiber, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Termination(a)	06/04/2033	$2,331,000	$23,374
Whitefiber, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 25.00%	Termination(b)	12/29/2027	2,652,639	40,571
Whitefiber, Inc.	Clear Street LLC	Receive	OBFR + 17.00%	Termination(c)	07/25/2028	2,270,705	134,103
Whitefiber, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 30.00%	Termination(d)	01/31/2033	1,476,300	98,152
Whitefiber, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 25.00%	Termination(e)	03/31/2033	1,787,100	(26,398)
Whitefiber, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 15.00%	Termination(c)	06/06/2033	2,447,550	(55,015)
							214,787

Net Unrealized Appreciation (Depreciation)							$214,787

OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(e)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.